Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	GRI BIO, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-4369909
Entity Address, Address Line One	2223 Avenida de la Playa, #208
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	619
Local Phone Number	400-1170
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001824293
Amendment Flag	false